23. Related Parties - Compensation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Parties
Short-term employee benefits	€ 2,598	€ 2,683	€ 1,538
Share-based payments	1,738	1,229	1,379
Termination benefits	264	0	0
Key management personnel compensation	€ 4,600	€ 3,912	€ 2,917